Summary of Significant Accounting Policies - Reconciliation of Cash and Cash Equivalents and Restricted Cash Reported Within Consolidated Balance sheets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Restricted Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 26,773,902	$ 15,660,786
Restricted cash	0	32,024
Total cash, cash equivalents and restricted cash	$ 26,773,902	$ 15,692,810